Statements of Stockholders' Deficit - USD ($)	Common Stock [Member]	Series A Preferred Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Shares at Dec. 31, 2014	87,127,960
Beginning Balance, Amount at Dec. 31, 2014	$ 8,712		$ 13,154,222	$ (16,247,262)	$ (3,084,328)
Stock-based compensation			172,808		172,808
Sale of Series A Preferred stock and warrants for cash, net of offering costs, Shares		16,008,400
Sale of Series A Preferred stock and warrants for cash, net of offering costs, Amount		$ 1,601	1,175,088		1,176,689
Exchange of Series A Preferred for Common stock, Shares	(15,994,660)	15,994,660
Exchange of Series A Preferred for Common stock, Amount	$ (1,599)	$ 1,600			1
Conversion of indebtedness for Series A Preferred and warrants, Shares		24,116,020
Conversion of indebtedness for Series A Preferred and warrants, Amount		$ 2,411	1,806,291		1,808,702
Sale of Series A Preferred and warrants for services, Shares		6,000,000
Sale of Series A Preferred and warrants for services, Amount		$ 600	449,400		450,000
Net loss				(1,346,982)	(1,346,982)
Ending Balance, Shares at Dec. 31, 2015	71,133,300	62,119,080
Ending Balance, Amount at Dec. 31, 2015	$ 7,113	$ 6,212	16,757,809	(17,594,244)	(823,110)
Stock-based compensation
Sale of Series A Preferred stock and warrants for cash, net of offering costs, Shares		19,600
Sale of Series A Preferred stock and warrants for cash, net of offering costs, Amount		$ 2	1,468		1,470
Warrants issued with indebtedness			41,366		41,366
Warrants issued to Placement Agent			38,687		38,687
Exercise of stock option for cash, Shares	20,000
Exercise of stock option for cash, Amount	$ 2		998		1,000
Net loss				(1,385,756)	(1,385,756)
Ending Balance, Shares at Dec. 31, 2016	71,153,300	62,138,680
Ending Balance, Amount at Dec. 31, 2016	$ 7,115	$ 6,214	$ 16,840,328	$ (18,980,000)	(2,126,343)
Net loss					(1,333,898)
Ending Balance, Amount at Jun. 30, 2017					$ (3,037,563)